CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($) $ in Thousands		Jan. 03, 2021	Dec. 29, 2019
Current assets
Cash and cash equivalents		$ 206,744	$ 120,956
Restricted short-term marketable securities		1,359	6,187
Accounts receivable, net	[1]	76,702	150,365
Inventories		169,240	194,852
Advances to supplier, current portion		43,680	107,388
Prepaid expenses and other current assets(1)	[1]	49,470	38,369
Total current assets		547,195	618,117
Property, plant and equipment, net		246,908	281,200
Operating lease right of use assets		13,482	18,759
Intangible assets, net		456	5,092
Advances to supplier, net of current portion		49,228	13,993
Other long-term assets(1)	[1]	123,074	53,050
Total assets		980,343	990,211
Current liabilities
Accounts payable	[1]	159,184	286,464
Accrued liabilities	[1]	77,307	92,570
Contract liabilities, current portion	[1]	20,756	78,939
Short-term debt		48,421	60,383
Operating lease liabilities, current portion		2,464	2,365
Total current liabilities		308,132	520,721
Long-term debt		962	1,487
Contract liabilities, net of current portion(1)	[1]	33,075	35,616
Operating lease liabilities, net of current portion		12,064	18,338
Convertible debt		135,071	0
Other long-term liabilities		51,752	46,526
Total liabilities		541,056	622,688
Commitments and contingencies (Note 9)
Equity
Common stock, no par value (33,995,116 issued and outstanding at January 3, 2021)		0
Net parent investment	[1]	0	369,837
Additional paid-in capital		451,474	0
Accumulated deficit		(8,441)	0
Accumulated other comprehensive loss		(10,391)	(7,618)
Equity attributable to the Company		432,642	362,219
Noncontrolling interests		6,645	5,304
Total equity		439,287	367,523
Total liabilities and equity		$ 980,343	$ 990,211

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” and “Net parent investment” financial statement line items in our Consolidated and Combined Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).